Related Parties - Summary of Subsidiaries and Other Related Parties (Detail) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Summary of related parties [line items]
Loans assets		R$ 2,824	R$ 490
Loans liabilities		3,711	3,925
Receivables	[1]	3,135	3,915
Payables	[1]	193,124	289,988
Commercial transactions other payables			298
Commercial transactions, sales and services		3,533	7,920	R$ 3,850
Commercial transactions purchases		697,060	1,363,482	1,018,078
Expenses		1,613	1,477	1,469
Quimica da bahia Industria e Comercio [member]
Summary of related parties [line items]
Loans liabilities	[2]	2,875	2,875
Routeasy Serviços de Assessoria Logística Ltda. [Member]
Summary of related parties [line items]
Loans assets	[3]	2,334
Others [member]
Summary of related parties [line items]
Loans assets	[2]	490	490
Loans liabilities	[2]	836	1,050
Oxicap Industria de Gases [member]
Summary of related parties [line items]
Payables	[1]	1,772	1,545
Commercial transactions, sales and services		471	1	6
Commercial transactions purchases		19,077	18,565	9,032
Refinaria De Petroleo Rigrandense [member]
Summary of related parties [line items]
Payables	[1]	65,215	264,602
Commercial transactions purchases		314,587	1,019,108	1,008,860
ConectCar Solucoes de Mobilidade Eletronica [member]
Summary of related parties [line items]
Receivables	[1]	151	739
Payables	[1]	104	113
Commercial transactions, sales and services		3,062	7,385	3,844
Commercial transactions purchases		154	121	186
LA'7 Participaes e Empreend. Imob. Ltda. [member]
Summary of related parties [line items]
Payables	[1]		124
Expenses		1,613	1,477	R$ 1,469	[4]
Chevron (Thailand) Limited [member]
Summary of related parties [line items]
Receivables	[1]	166	1,333
Payables	[1]	6	5,177
Commercial transactions purchases		759	90,912
Chevron Brasil Oleos Basicos LTDA [member]
Summary of related parties [line items]
Payables	[1]	6
Commercial transactions other payables			6
Commercial transactions purchases			6,336
Chevron Latin America Marketing LLC [member]
Summary of related parties [line items]
Receivables	[1]	118	86
Payables	[1]		6
Commercial transactions, sales and services			13
Commercial transactions purchases			506
Chevron Lubricants Lanka PLC [member]
Summary of related parties [line items]
Receivables	[1]	3
Commercial transactions other payables			285
Chevron Lubricants Oils S.A. [member]
Summary of related parties [line items]
Receivables	[1]	823	58
Commercial transactions, sales and services			42
Chevron Marine Products [member]
Summary of related parties [line items]
Receivables	[1]	1,873	506
Commercial transactions, sales and services			104
Chevron Oronite Brasil LTDA. [member]
Summary of related parties [line items]
Receivables	[1]		1,193
Payables	[1]	37,482
Commercial transactions, sales and services			345
Commercial transactions purchases		108,198
Chevron Products Company [member]
Summary of related parties [line items]
Payables	[1]	87,754	16,302
Commercial transactions purchases		247,578	212,915
Chevron Belgium NV [member]
Summary of related parties [line items]
Payables	[1]	785	2,119
Commercial transactions purchases		6,707	15,019
Chevron Petroleum CO Colombia [member]
Summary of related parties [line items]
Receivables	[1]	R$ 1
Commercial transactions other payables			7
Commercial transactions, sales and services			R$ 30

[1]	Included in “domestic trade receivables”, “domestic trade payables” and “domestic trade payables – reverse factoring”, respectively.
[2]	Loans contracted have indefinite terms and do not contain remuneration clauses.
[3]	The loans contracted have a term of 36 months and can be extended by mutual agreement between the parties being remunerated by the DI plus a premium of 3% p.a.
[4]	Refers to rental contracts of 15 drugstores owned by LA’7 as of December 31, 2020 and 2019, a company of the former shareholders of Extrafarma that are current shareholders of Ultrapar.